Interim Condensed Consolidated Balance Sheet ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,535,118	$ 229,187	¥ 1,829,006
Short-term investments	172,199	25,709	3,615
Prepayments and other current assets	31,993	4,776	52,459
Total current assets	1,739,310	259,672	1,885,080
Property, equipment and software	108,247	16,161	123,818
Operating lease right-of-use assets	22,174	3,310	29,652
Other non-current assets	29,450	4,397	21,587
TOTAL ASSETS	1,899,181	283,540	2,060,137
Current liabilities:
Accruals and other current liabilities (including accruals and other current liabilities of the consolidated VIEs without recourse to the Company of RMB35,685 and RMB51,633 as of December 31, 2021 and June 30, 2022, respectively)	92,978	13,881	69,120
Short-term borrowings (including short-term borrowings of the consolidated VIEs without recourse to the Company of RMB66,100 and RMB99,600 as of December 31, 2021 and June 30, 2022, respectively)	99,600	14,870	66,100
Operating lease liabilities, current (including operating lease liabilities, current of the consolidated VIEs without recourse to the Company of RMB4,367 and RMB3,125 as of December 31, 2021 and June 30, 2022, respectively)	19,280	2,878	17,527
Amounts due to related parties	2,563	383	0
Current portion of long-term borrowings (including current portion of long-term borrowings of the consolidated VIEs without recourse to the Company of RMB 2,376 and RMB2,684 as of December 31, 2021 and June 30, 2022, respectively)	2,684	401	2,376
Total current liabilities	217,105	32,413	155,123
Operating lease liabilities, non-current (including operating lease liabilities, non-current of the consolidated VIEs without recourse to the Company of RMB730 and Nil as of December 31, 2021 and June 30, 2022, respectively)	7,547	1,127	14,830
Long-term borrowings (including long-term borrowings of the consolidated VIEs without recourse to the Company of RMB54,349 and RMB52,962 as of December 31, 2021 and June 30, 2022, respectively)	52,962	7,907	54,349
Other non-current liabilities	7,764	1,159	8,464
TOTAL LIABILITIES	285,378	42,606	232,766
Commitments and Contingencies
Shareholders' equity:
Ordinary shares (par value of US$0.0001 per share; 500,000,000 and 500,000,000 shares authorized; 337,969,926 and 338,370,624 shares issued and outstanding as of December 31, 2021 and June 30, 2022 respectively;	223	33	223
Additional paid-in capital	2,918,585	435,733	2,902,856
Accumulated other comprehensive income/(loss)	17,655	2,636	(57,936)
Accumulated deficit	(1,322,660)	(197,468)	(1,017,772)
Total shareholders' equity (deficit)	1,613,803	240,934	1,827,371
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 1,899,181	$ 283,540	¥ 2,060,137